23. Stock-based Compensation (Details - Compensation expense by line item) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	$ 2,726	$ 1,174	$ 1,301
Total stock-based compensation expense after income taxes	2,726	1,174	1,301
General And Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	2,579	1,131	1,274
Selling And Marketing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	$ 147	$ 43	$ 27